Segmented Information (Details) - Schedule of Sales by Metal - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segmented Information (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	$ 113,592	$ 121,273
Gold (Au)	6,647	5,083
Lead (Pb)	56,843	57,090
Zinc (Zn)	24,823	28,842
Other	6,224	5,635
Sales	208,129	217,923
Mining Henan Luoning [Member]
Segmented Information (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	105,776	111,835
Gold (Au)	6,647	5,083
Lead (Pb)	50,477	48,504
Zinc (Zn)	7,881	7,489
Other	4,087	3,840
Sales	174,868	176,751
Guangdong [Member]
Segmented Information (Details) - Schedule of Sales by Metal [Line Items]
Silver (Ag)	7,816	9,438
Gold (Au)
Lead (Pb)	6,366	8,586
Zinc (Zn)	16,942	21,353
Other	2,137	1,795
Sales	$ 33,261	$ 41,172